Notes to the cash flow statements (Tables)	12 Months Ended
Sep. 30, 2025
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit for the year

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Profit after income tax expense	6,933	6,990	7,201	6,496	6,691
Adjustments:
Depreciation, amortisation and impairment	1,561	1,522	1,237	1,331	1,407
Impairment charges/(benefits)	671	727	839	680	659
Net decrease/(increase) in current and deferred tax	(421)	(252)	665	(558)	(346)
(Increase)/decrease in accrued interest receivable	302	(227)	(730)	252	(207)
(Decrease)/increase in accrued interest payable	(705)	802	2,400	(410)	757
(Decrease)/increase in provisions	107	(272)	(173)	105	(272)
Unrealised (gain)/loss in trading income	(498)	1,615	280	(498)	1,596
Other non-cash items	(1,085)	(1,121)	(1,130)	(997)	(858)
Cash flows from operating activities before changes in operating assets and liabilities	6,865	9,784	10,589	6,401	9,427
Net (increase)/decrease in:
Collateral paid	1,945	(2,097)	1,545	1,905	(2,057)
Trading securities and financial assets measured at FVIS	(6,107)	(18,994)	(4,524)	(6,054)	(19,452)
Derivative financial instruments	5,650	(836)	4,082	1,013	1,358
Loans	(50,182)	(35,083)	(27,270)	(45,997)	(32,528)
Other financial assets	(48)	(348)	128	(26)	(231)
Other assets	(29)	(34)	8	2	2
Net increase/(decrease) in:
Collateral received	(5)	(318)	(2,888)	(709)	(181)
Deposits and other borrowings	51,853	35,243	24,692	50,803	35,870
Other financial liabilities	(457)	(7,084)	(17,146)	873	(5,281)
Other liabilities	4	-	(12)	-	(9)
Net cash provided by/(used in) operating activities	9,489	(19,767)	(10,796)	8,211	(13,082)

Summary of the assets and liabilities over which control ceased

Consolidated
$m	2023
Assets
Cash and balances with central banks	18
Other financial assets	18
Intangible assets	55
Total assets	91
Liabilities
Other financial liabilities	22
Provisions	1
Total liabilities	23
Total equity attributable to owners of WBC	68
Cash proceeds received (net of transaction costs)	311
Total consideration	311
Gain/(loss) on disposal	243
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	311
Less: Cash deconsolidated	(18)
Cash consideration (paid)/received (net of transaction costs and cash held)	293

Schedule of non-cash investing activities

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Shares issued under the dividend reinvestment plan	-	-	192	-	-
Increase in lease liabilities	223	399	235	181	319

Schedule of cash and balances with central banks

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Cash and cash at bank	10,141	9,320	9,805	8,961
Exchange settlement accounts	40,017	56,036	34,802	49,276
Regulatory deposits with central banks	272	311	175	163
Total cash and balances with central banks	50,430	65,667	44,782	58,400